NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [abstract]
Schedule of non-current assets and in disposal groups held for sale

Non-current assets and groups in expropriation held for sale at December 31, 2018 and December 31, 2017, are detailed below:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Current assets

Aircraft	265	236,022
Engines and rotables	5,299	9,197
Other assets	204	45,884
Total	5,768	291,103

Current liabilities
Other liabilities	-	15,546
Total	-	15,546

Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held

The detail of fleet classified as non-current assets or groups of assets for disposal classified as held for sale is the following:

	As of	As of
	December 31,	December 31,
Aircraft	2018	2017
Boeing 777 Freighter	-	2	(*)
Airbus A330-200	-	1
Airbus A320-200	-	1
ATR42-300	1	1
Total	1	5

(*) One aircraft leased to DHL.